Financial risk management: (Tables)	12 Months Ended
Dec. 31, 2019
Financial risk management:
Schedule of exchange rate risk

	December 31,
	2018		2019
Monetary position:
Asset	Ps.	45,003	Ps.	164,370
Liability		(3,149)		(4,853)
	Ps.	41,854	Ps.	159,517

Schedule of liquidity risk

	Under		Between 3 months		Between 1		Between 2 and
At December 31, 2018	3 months		and one year		and 2 years		5 years
Bank loans and interest	Ps.	14,506	Ps.	161,009	Ps.	212,959	Ps.	6,829,639
Long term debt		119,680		204,910		208,027		6,749,651
Suppliers		313,577
Accounts payable and accrued expenses		1,557,847

	Under		Between 3 months		Between 1		Between 2 and
At December 31, 2019	3 months		and one year		and 2 years		5 years
Bank loans and interest	Ps.	14,639	Ps.	223,596	Ps.	228,073	Ps.	6,446,644
Long term debt		111,676		199,696		204,492		6,284,077
Suppliers		245,100
Accounts payable and accrued expenses		1,378,657

Schedule of short term liquidity

	December 31,
	2018		2019

Current assets	Ps.	6,000,912	Ps.	7,845,856
Current liabilities		2,408,222		2,560,020

Short term position (liquidity)	Ps.	3,592,690	Ps.	5,285,836